Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 18, 2020
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000277751
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 18, 2020
Document Effective Date	dei_DocumentEffectiveDate	Nov. 18, 2020
Prospectus Date	rr_ProspectusDate	Nov. 18, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A